Eaton Vance

Worldwide Health Sciences Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Biotechnology — 14.3%
AbbVie, Inc.	114,807	$10,072,018
Abcam PLC	272,036	4,698,945
Alexion Pharmaceuticals, Inc.(1)	87,152	9,930,099
Amgen, Inc.	57,553	13,508,840
Argenx SE ADR(1)	24,205	3,583,550
BioMarin Pharmaceutical, Inc.(1)	75,515	6,094,816
Blueprint Medicines Corp.(1)	64,537	5,294,616
CSL, Ltd.	119,726	22,974,806
Exact Sciences Corp.(1)	84,144	6,816,505
Galapagos NV(1)	26,148	5,134,516
Gilead Sciences, Inc.	327,307	22,008,123
Incyte Corp.(1)	101,952	9,599,800
Neurocrine Biosciences, Inc.(1)	53,389	6,225,691
Vertex Pharmaceuticals, Inc.(1)	97,822	21,692,029

		$147,634,354

Health Care Distributors — 0.4%
Galenica AG(2)	66,643	$4,008,685

		$4,008,685

Health Care Equipment — 22.0%
Abbott Laboratories	448,974	$38,364,828
Agiliti, Inc.(1)(3)	247,646	3,278,833
Baxter International, Inc.	202,503	16,599,171
Boston Scientific Corp.(1)	554,801	23,995,143
Danaher Corp.	154,875	22,608,653
Edwards Lifesciences Corp.(1)	57,524	14,089,929
Fisher & Paykel Healthcare Corp., Ltd.	550,009	7,819,872
Intuitive Surgical, Inc.(1)	49,485	29,339,656
iRhythm Technologies, Inc.(1)	68,409	4,931,605
Koninklijke Philips NV	333,269	15,472,253
Medtronic PLC	289,075	32,200,064
Straumann Holding AG	8,454	8,134,513
Teleflex, Inc.	30,250	10,688,535

		$227,523,055

Health Care Services — 1.2%
CVS Health Corp.	164,552	$12,385,829

		$12,385,829

Health Care Supplies — 1.6%
Cooper Cos., Inc. (The)	38,599	$12,084,961
Haemonetics Corp.(1)	37,934	4,574,840

		$16,659,801

Life Sciences Tools & Services — 6.1%
Agilent Technologies, Inc.	123,399	$9,966,937
Illumina, Inc.(1)	42,278	13,561,091

Security	Shares	Value
Lonza Group AG	28,216	$9,582,825
Thermo Fisher Scientific, Inc.	93,582	29,380,069

		$62,490,922

Managed Health Care — 10.3%
Anthem, Inc.	111,992	$32,327,611
Humana, Inc.	73,559	25,100,537
UnitedHealth Group, Inc.	175,131	49,013,913

		$106,442,061

Pharmaceuticals — 43.2%
AstraZeneca PLC	296,946	$28,688,397
Bristol-Myers Squibb Co.	577,243	32,868,217
Dechra Pharmaceuticals PLC	114,267	4,187,448
Eli Lilly & Co.	231,764	27,197,505
GlaxoSmithKline PLC	1,480,253	33,631,948
Johnson & Johnson	386,078	53,081,864
Merck & Co., Inc.	662,053	57,717,781
Novartis AG	309,327	28,508,452
Novo Nordisk A/S, Class B	480,232	26,992,294
Pfizer, Inc.	713,568	27,486,639
Roche Holding AG PC	163,960	50,535,049
Sanofi	363,719	33,902,342
Santen Pharmaceutical Co., Ltd.	419,483	7,860,028
UCB SA	124,372	10,075,298
Zoetis, Inc.	194,020	23,383,290

		$446,116,552

Total Common Stocks (identified cost $710,219,117)		$1,023,261,259

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
iShares Global Healthcare ETF	73,683	$4,936,024

		$4,936,024

Total Exchange-Traded Funds (identified cost $4,848,665)		$4,936,024

Rights(1) — 0.1%

Security	Shares	Value
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21	484,760	$1,042,234

		$1,042,234

Total Rights (identified cost $1,019,965)		$1,042,234

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.82%(4)	982,064	$982,064

Total Short-Term Investments (identified cost $982,064)		$982,064

Total Investments — 99.8% (identified cost $717,069,811)		$1,030,221,581

Other Assets, Less Liabilities — 0.2%		$1,855,472

Net Assets — 100.0%		$1,032,077,053

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $4,008,685 or 0.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	69.7%	$719,494,336
Switzerland	9.8	100,769,524
United Kingdom	6.9	71,206,738
France	3.3	33,902,342
Denmark	2.6	26,992,294
Australia	2.2	22,974,806
Netherlands	1.8	19,055,803
Belgium	1.5	15,209,814
Japan	0.8	7,860,028
New Zealand	0.7	7,819,872
Exchange-Traded Funds	0.5	4,936,024

Total Investments	99.8%	$1,030,221,581

Abbreviations:

ADR	-	American Depositary Receipt

CVR	-	Contingent Value Rights

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2019.

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $982,064, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.82%	$ 272,646	$ 30,718,970	$(30,009,769)	$217	$—	$982,064	$4,625	982,064

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Biotechnology	$114,826,087	$32,808,267		$—	$147,634,354
Health Care Distributors	—	4,008,685		—	4,008,685
Health Care Equipment	192,817,584	31,426,638		3,278,833	227,523,055
Health Care Services	12,385,829	—		—	12,385,829
Health Care Supplies	16,659,801	—		—	16,659,801
Life Sciences Tools & Services	52,908,097	9,582,825		—	62,490,922
Managed Health Care	106,442,061	—		—	106,442,061
Pharmaceuticals	248,727,590	197,388,962		—	446,116,552
Total Common Stocks	$744,767,049	$275,215,377	**	$3,278,833	$1,023,261,259
Exchange-Traded Funds	$4,936,024	$—		$—	$4,936,024
Rights	1,042,234	—		—	1,042,234
Short-Term Investments	—	982,064		—	982,064
Total Investments	$750,745,307	$276,197,441		$3,278,833	$1,030,221,581

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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